Share Capital (Details) - Schedule of Incentive Stock Options Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	14,238	28,990	8,091
Exercise Price	$ 594.08	$ 165.38	$ 1,017.6
Weighted Average Remaining Life	3 years 8 months 8 days
April 2, 2024 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		432
Exercise Price		$ 604.8
Weighted Average Remaining Life	3 months
June 27, 2024 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		26
Exercise Price		$ 614.4
Weighted Average Remaining Life	5 months 26 days
September 27, 2024 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		962
Exercise Price		$ 1,087.2
Weighted Average Remaining Life	8 months 26 days
October 22, 2024 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		52
Exercise Price		$ 967.2
Weighted Average Remaining Life	9 months 21 days
July 24, 2025 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		556
Exercise Price		$ 715.2
Weighted Average Remaining Life	1 year 6 months 21 days
July 31, 2025 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		546
Exercise Price		$ 715.2
Weighted Average Remaining Life	1 year 6 months 29 days
August 10, 2025 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		52
Exercise Price		$ 715.2
Weighted Average Remaining Life	1 year 7 months 9 days
June 1, 2026 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		236
Exercise Price		$ 1,689.6
Weighted Average Remaining Life	2 years 5 months 1 day
June 29, 2026 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		44
Exercise Price		$ 1,356
Weighted Average Remaining Life	2 years 6 months
August 19, 2026 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		1,501
Exercise Price		$ 1,008
Weighted Average Remaining Life	2 years 7 months 20 days
May 10, 2027 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		13
Exercise Price		$ 189.6
Weighted Average Remaining Life	3 years 4 months 9 days
August 17, 2027 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		3,212
Exercise Price		$ 96
Weighted Average Remaining Life	3 years 7 months 17 days
September 20, 2027 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		140
Exercise Price		$ 55.2
Weighted Average Remaining Life	3 years 8 months 19 days
February 13, 2028 [Member]
Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		21,218
Exercise Price		$ 14.4
Weighted Average Remaining Life	4 years 1 month 13 days